Consolidated Statements of Income and Comprehensive Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue:	¥ 22,221,163	¥ 20,650,916	¥ 14,121,840
Cost of revenue	(17,812,742)	(17,091,646)	(11,469,951)
Gross profit	4,408,421	3,559,270	2,651,889
Operating expenses
Selling, general and administrative expenses	(2,836,841)	(2,216,754)	(1,713,388)
Total operating expenses	2,836,841	2,216,754	1,713,388
Operating income	1,571,580	1,342,516	938,501
Other income (expenses):
Interest expenses	(328,962)	(209,971)	(422,769)
Other income, net	8,586	15,699	4,227
Total other expenses	(320,376)	(194,272)	(418,542)
Income before income taxes	1,251,204	1,148,244	519,959
Income tax expenses	(491,243)	(394,623)	(196,354)
Net income	759,961	753,621	323,605
Other comprehensive income (loss)
Foreign currency translation adjustment	6,295	7,656	(7,273)
Total comprehensive income	¥ 766,256	¥ 761,277	¥ 316,332
Earnings per share:
Basic	¥ 32.16	¥ 34.76	¥ 15.37
Diluted	¥ 32.16	¥ 34.76	¥ 15.37
Weighted average number of shares of common stock outstanding
Basic	23,627,697	21,679,507	21,053,384
Diluted	23,627,697	21,679,507	21,053,384